Financial Instruments 2 (Details)	Jun. 30, 2014 vessel	Dec. 31, 2013 vessel
Concentration Risk [Line Items]
Number of newbuildings under construction	6	4
Shanghai, China [Member]
Concentration Risk [Line Items]
Number of newbuildings under construction	9
Japan Marine United Corporation, Japan [Member]
Concentration Risk [Line Items]
Number of newbuildings under construction	4
Daehan Shipbuilding Co. Limited, Korea [Member]
Concentration Risk [Line Items]
Number of newbuildings under construction	2
Bohai, China [Member]
Concentration Risk [Line Items]
Number of newbuildings under construction	2